Other Operating Expenses - Summary of Other Operating Expenses (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Operating Expenses [Line Items]
Other operating expenses	£ 7,468.0	£ 7,667.0	£ 7,851.0
The following items are included within other operating expenses:
Master settlement agreement (note 6(b),(d))	2,486.0	2,783.0	2,163.0
Marketing expenses in operating profit (note 6(c))	1,242.0	1,096.0	1,149.0
Inventory write-offs (note 20)	215.0	309.0	255.0
Research and development expenses (excluding employee benefit costs and depreciation) (note 6(e))	141.0	121.0	126.0
Loss on disposal of BAT Pars (note 6(f))	358.0
Exchange differences	19.0	(29.0)	22.0
Hedge ineffectiveness within operating profit	(5.0)	(3.0)	(5.0)
Expenses relating to short-term leases	8.0	10.0	16.0
Expenses relating to leases of low-value assets	1.0	1.0	1.0
Gains arising from sale and leaseback transactions		(1.0)
Auditor's remuneration (note 6(i))	27.1	28.3	25.3
Excise dispute in Turkey, South Korea and Russia
The following items are included within other operating expenses:
Other adjusting items which have been adjusted within other operating expenses	£ 26.0	£ (40.0)	202.0
Quebec Class Actions
The following items are included within other operating expenses:
Other adjusting items which have been adjusted within other operating expenses			£ 436.0